SEGMENT INFORMATION (Details)	12 Months Ended
	Dec. 31, 2013 USD ($) segment	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Primary and Commercial Services CNY	Dec. 31, 2012 Primary and Commercial Services CNY	Dec. 31, 2013 Reportable segment Company-owned Brokerage Services CNY	Dec. 31, 2012 Reportable segment Company-owned Brokerage Services CNY	Dec. 31, 2011 Reportable segment Company-owned Brokerage Services CNY	Dec. 31, 2013 Reportable segment Franchise Services CNY	Dec. 31, 2012 Reportable segment Franchise Services CNY	Dec. 31, 2011 Reportable segment Franchise Services CNY	Dec. 31, 2013 Reportable segment Mortgage Management Services CNY	Dec. 31, 2012 Reportable segment Mortgage Management Services CNY	Dec. 31, 2011 Reportable segment Mortgage Management Services CNY	Dec. 31, 2013 Reportable segment Primary and Commercial Services CNY	Dec. 31, 2012 Reportable segment Primary and Commercial Services CNY	Dec. 31, 2011 Reportable segment Primary and Commercial Services CNY	Dec. 31, 2013 Non-allocated CNY	Dec. 31, 2012 Non-allocated CNY	Dec. 31, 2011 Non-allocated CNY
SEGMENT INFORMATION
Number of reportable segments	4	4
SEGMENT INFORMATION
Revenue from external customers	$ 144,945,000	877,451,000	748,133,000	604,559,000			691,343,000	623,927,000	513,375,000	11,987,000	13,405,000	23,546,000	36,788,000	25,686,000	22,903,000	137,333,000	85,115,000	44,735,000
Commissions and other agent-related costs	(92,908,000)	(562,436,000)	(455,282,000)	(428,920,000)			(468,385,000)	(394,089,000)	(394,865,000)	(1,977,000)	(1,221,000)	(1,490,000)	(7,844,000)	(6,981,000)	(6,786,000)	(84,230,000)	(52,991,000)	(25,779,000)
Operating costs	(30,460,000)	(184,393,000)	(175,330,000)	(296,652,000)			(159,541,000)	(156,460,000)	(271,562,000)	(5,939,000)	(6,125,000)	(8,873,000)	(5,430,000)	(1,432,000)	(1,672,000)	(13,481,000)	(11,313,000)	(14,352,000)	(2,000)		(193,000)
Selling, general and administrative expenses	(38,665,000)	(234,065,000)	(177,475,000)	(218,110,000)			(124,079,000)	(85,970,000)	(107,843,000)	(9,014,000)	(7,993,000)	(15,492,000)	(13,237,000)	(10,873,000)	(10,696,000)	(19,076,000)	(12,049,000)	(17,052,000)	(68,659,000)	(60,590,000)	(67,027,000)
Goodwill impairment	(3,367,000)	(20,384,000)	(10,755,000)	(30,614,000)	(20,384,000)	(10,755,000)			(4,374,000)							(20,384,000)	(10,755,000)	(26,240,000)
Net change in fair value	3,646,000	22,069,000	11,989,000	25,716,000												22,172,000	10,453,000	25,716,000	(103,000)	1,536,000
Loss from operations	(16,809,000)	(101,758,000)	(58,720,000)	(344,021,000)			(60,662,000)	(12,592,000)	(265,269,000)	(4,943,000)	(1,934,000)	(2,309,000)	10,277,000	6,400,000	3,749,000	22,334,000	8,460,000	(12,972,000)	(68,764,000)	(59,054,000)	(67,220,000)
Net Loss	$ (14,196,000)	(85,943,000)	(50,084,000)	(340,410,000)			(53,914,000)	(6,405,000)	(264,722,000)	(4,924,000)	(1,930,000)	(2,311,000)	10,003,000	6,128,000	3,620,000	24,402,000	5,435,000	(12,972,000)	(61,510,000)	(53,312,000)	(64,025,000)